Organization and Description of Business (Details) - USD ($)									1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 22, 2026	Oct. 31, 2025	Sep. 30, 2025	Aug. 28, 2025	Dec. 13, 2024	Jun. 24, 2024	Nov. 21, 2023	Nov. 21, 2022	Aug. 31, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 31, 2026	Jan. 16, 2026	Oct. 30, 2025	Sep. 03, 2025	Nov. 30, 2024	Nov. 26, 2024	Aug. 08, 2024	Jul. 02, 2024
Organization and Description of Business
Accumulated deficit										$ (84,169,712)				$ (84,169,712)		$ (82,416,723)	$ (67,703,873)
Net cash used in operating activities - continuing operations														(2,504,301)	$ (1,207,482)
Income (loss) from continuing operations, net of tax										$ (3,080,442)	$ (1,263,786)	$ (1,903,933)	$ (3,639,134)	$ (4,344,228)	(5,543,067)
Common stock, par value (in Dollars per share)						$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Number of shares of common stock per warrant or right (in Shares)						1
Exercise price of warrants (in Dollars per share)						$ 920				$ 625.01				$ 625.01		266.4	772
Preferred stock, par value (in Dollars per share)																$ 0.0001	$ 0.0001
Shares issued for services performed by A.G.P. (in Shares)									2,500								31
Outstanding principal amount																					$ 304,288
Accrued interest										$ 338,594				$ 338,594			$ 558,358
Common stock outstanding immediately following the closing of the business combination (in Shares)						183,660				695,998				695,998		414,914	203,715
Conversion price (in Dollars per share)																$ 160
Shares issued upon conversion (in Shares)						3,656
Goodwill										$ 4,916,694				$ 4,916,694		$ 4,916,694	$ 4,916,694
Net cash used in operating activities														(3,625,916)	(765,094)	(3,445,733)	(5,789,542)
Net loss														$ (1,752,989)	$ (6,572,723)	$ (14,712,850)	$ (57,702,015)
Exchange Note [Member]
Organization and Description of Business
Aggregate principal amount																				$ 1,219,516
Outstanding principal amount		$ 1,219,516							$ 566,740												304,288		$ 500,000	$ 566,740
Accrued interest		$ 34,959																		$ 34,959	$ 137,057		$ 11,693
Conversion price (in Dollars per share)						$ 800																$ 160
Common Stock [Member]
Organization and Description of Business
Shares issued for services performed by A.G.P. (in Shares)											37,500						2,844
Common stock outstanding immediately following the closing of the business combination (in Shares)																183,660
Shares issued upon conversion (in Shares)										34,324	8,540					27,313
VSee Lab [Member]
Organization and Description of Business
Ownership interest																		100.00%
VSee Lab, Inc [Member]
Organization and Description of Business
Number of shares of common stock per warrant or right (in Shares)						0.005
Subsequent Event [Member]
Organization and Description of Business
Reverse stock split	1-for-80
Common stock, par value (in Dollars per share)																			$ 0.001
Bridge Investor [Member] | Exchange Note [Member]
Organization and Description of Business
Number of shares issued on conversion of debt (in Shares)		20,922	7,500
Outstanding principal amount		$ 1,219,516	$ 304,288
Accrued interest		$ 34,959	$ 150,769
Bridge Exchange Agreement | Bridge Investor [Member] | Exchange Note [Member]
Organization and Description of Business
Aggregate principal amount							$ 2,523,744
Quantum Purchase Agreement [Member] | Quantum Investor [Member]
Organization and Description of Business
Number of shares issued on conversion of debt (in Shares)		55,000		6,250
Aggregate principal amount				$ 3,380,000			$ 3,000,000
Outstanding principal amount		$ 4,196,203
Accrued interest		$ 351,307
Original issue discount							7.00%
Default interest				22.00%
Equity Purchase Agreement [Member] | Bridge Investor [Member] | Digital Health Acquisition Corp [Member]
Organization and Description of Business
Maximum amount of shares issuable							$ 50,000,000
Term for shares to be issued							36 months
Equity Purchase Agreement [Member] | Bridge Investor [Member] | Equity Purchase Commitment Note [Member]
Organization and Description of Business
Principal amount of debt issuable																									$ 500,000
Conversion price (in Dollars per share)																									$ 800
Shares issued upon conversion (in Shares)					625
Lenders Under A&R Loan Conversion SPAs [Member]
Organization and Description of Business
Number of shares issued on conversion of debt (in Shares)						11,156
Common stock outstanding immediately following the closing of the business combination (in Shares)																11,156
Founders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination (in Shares)																42,900
DHAC Shareholders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination (in Shares)																713
VSee Lab Stockholders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination (in Shares)																65,579
IDoc Stockholders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination (in Shares)																61,875
Public Stockholders [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination (in Shares)																1,437
IDoc Virtual Telehealth Solutions, Inc [Member]
Organization and Description of Business
Number of shares of common stock called by each rights issued (in Shares)						12
Goodwill						$ 61,591,904
Digital Health Acquisition Corp [Member]
Organization and Description of Business
Common stock outstanding immediately following the closing of the business combination (in Shares)																45,049
Other intangible assets						0
Goodwill						$ 0
Series A Preferred Stock [Member]
Organization and Description of Business
Preferred stock, par value (in Dollars per share)						$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001
Shares issued for services performed by A.G.P. (in Shares)							4,370	4,370
Series A Preferred Stock [Member] | Common Stock [Member]
Organization and Description of Business
Shares issued upon conversion (in Shares)										1,875
Series A Preferred Stock [Member] | Lenders Under Loan Conversion SPAs [Member]
Organization and Description of Business
Number of shares issued on conversion of debt (in Shares)						1,788